Investment Objectives and Goals	Nov. 21, 2024
Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETFTM — May (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 9.81% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from May 1, 2024 through April 30, 2025.

Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF — July (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 9.45% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from July 1, 2024 through June 30, 2025.

Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETFTM — June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Nasdaq-100® Structured Alt Protection ETFTM — June (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 10.20% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from June 1, 2024 through May 31, 2025.

Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETFTM — July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETFTM — July (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF ("Underlying ETF") up to a cap of 11.20% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from July 1, 2024 through June 30, 2025.